Long-Term Debt - Long-Term Debt Repayments (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Maturities of Long-term Debt [Abstract]
2023	$ 2,481
2024	1,434
2025	518
2026	2,434
2027	1,977
Thereafter	19,734
Long-term Debt	$ 28,578	$ 25,482